SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On October 22, 2024, the chairman of the Company (the “Selling Shareholder”), Changbin Xia, purchased 30,000,000 Ordinary Shares at a per share price of $0.80, pursuant to a certain securities purchase agreement (the “SPA”), entered into between the Company and the Selling Shareholder.

On October 24, 2024, the Company issued up to 30,000,000 ordinary shares, no par value each (the “Ordinary Shares”).

These unconsolidated financial statements were approved by management and available for issuance on November 15, 2024. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events other than that disclosed in above.